Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2015 CNY (¥)
Current:
Amounts due from related companies		¥ 2,160	¥ 4,842
VAT receivables		78	3,457
Accounts receivable, net of allowance		269	1,067
Deferred direct selling costs		810	809
Interest receivables		231	561
Prepaid cost of revenue, sales and marketing expenses and others		134	433
Loans and interest receivables from producers of movies and television programs			401
Deferred tax assets		191	256
Employee loans and advances		109	153
Advances to customers		43	128
Prepaid staff costs and individual income tax withholding tax		49	101
Deposits for the acquisition on land use rights		211
Others		394	770
Total Current	$ 2,094	4,679	12,978
Non-current:
Prepayment for acquisition of property and equipment		1,099	1,883
Employee loans		503	534
Prepayment for film rights, script agreements and in-production movies and TV episodes		36	375
Prepaid upfront fees and debt issuance costs related to long-term borrowings and unsecured senior notes			311
Deferred direct selling costs		144	149
Deferred tax assets		66	157
Interest rate swaps		138
Others		101	676
Total Non-current	$ 659	¥ 2,087	¥ 4,085
Due from employee additional disclosure
Interest free employee loan maturity term	5 years	5 years
Minimum
Due from employee additional disclosure
Employee loan maturity term	4 years	4 years
Maximum
Due from employee additional disclosure
Employee loan maturity term	5 years	5 years